RIGHT OF USE ASSETS - Supplemental Cash Flow Information related to Operating Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RIGHT OF USE ASSETS
Operating cash flows	¥ 0	¥ 12,647
Right of use assets	54,579	54,579
Less: Accumulated amortization	(15,687)	(10,210)
Right of use assets	¥ 38,892	¥ 44,369